Total
FRANKLIN GROWTH OPPORTUNITIES FUND
Franklin Growth Opportunities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 78 in the Fund's Prospectus and under “Buying and Selling Shares” on page 50 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees
Shareholder Fees - FRANKLIN GROWTH OPPORTUNITIES FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN GROWTH OPPORTUNITIES FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management fees		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.12%	0.12%	0.12%	0.04%	0.12%
Total annual Fund operating expenses	[1]	0.90%	1.65%	1.15%	0.57%	0.65%
[1]	Total annual Fund operating expenses do not match the financial highlights due to rounding.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN GROWTH OPPORTUNITIES FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
1 Year	$ 637	$ 268	$ 117	$ 58	$ 66
3 Years	821	520	365	183	207
5 Years	1,021	896	632	318	361
10 Years	$ 1,597	$ 1,753	$ 1,398	$ 713	$ 808

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN GROWTH OPPORTUNITIES FUND CLASS C USD ($)
1 Year	$ 168
3 Years	520
5 Years	896
10 Years	$ 1,753

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. The Fund normally invests predominantly in equity securities, primarily to predominantly common stock.

A portion to a significant amount of the Fund's investments may be in smaller and midsize companies. The Fund, from time to time, may have significant positions in particular sectors, such as information technology (including technology equipment and hardware, technology services, software and internet services) healthcare and consumer discretionary.

The Fund may make private investments in companies whose securities are not publicly traded (including companies that have not yet issued securities publicly in an initial public offering ("IPO")), often in the form of private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Technology Companies Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Healthcare Companies   The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

Consumer Discretionary Companies Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Private Company/Private Placement Risk   Investments in the stocks of private companies, including companies that have not yet issued securities publicly in an initial public offering ("IPO"), involve greater risks than investments in stocks of many publicly traded companies. Compared to public companies, there is significantly less information available about private companies and there is no assurance that the information obtained by the Fund is reliable. Investments in private companies and private placements are generally considered to be illiquid and may be difficult to sell at a desirable time or at the prices at which the Fund has valued the investments. Investments in private companies and private placements are typically difficult to value since there are no market prices and less overall financial information available. Difficulty in valuing such investments may make it difficult to accurately determine a Fund's exposure to private investments, which could cause the Fund to invest to a greater extent in illiquid investments and subject the Fund to increased risks. The Fund’s NAV could be adversely affected if the Fund's determinations regarding the value of the Fund's private investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, private companies may have limited financial resources and may be unable to meet their obligations. Investments in private companies and private placements may involve a high degree of business and financial risk and may result in substantial losses. These factors may have a negative effect on the Fund's performance.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q2	33.26%
Worst Quarter:	2018, Q4	-17.34%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2021
Average Annual Total Returns - FRANKLIN GROWTH OPPORTUNITIES FUND	Label	1 Year	5 Years	10 Years	Since Inception	[1]
CLASS A	Return before taxes	11.04%	22.44%	16.74%
CLASS A | After Taxes on Distributions	Return after taxes on distributions	8.90%	20.02%	15.29%
CLASS A | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	8.04%	17.70%	13.77%
CLASS C		15.66%	22.92%	16.54%
CLASS R		17.25%	23.54%	17.13%
Class R6		17.92%	24.29%		18.09%
ADVISOR CLASS		17.82%	24.14%	17.71%
Russell 3000 Growth Index	Russell 3000 Growth Index (index reflects no deduction for fees, expenses or taxes)	25.85%	24.56%	19.39%
S&P 500 Index	S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.48%	16.55%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.